BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 1.7%
Carmax Auto Owner Trust, Series 2019-3,
Class A2B, (LIBOR USD 1 Month + 0.25%),
0.40%, 12/15/22
(a)
................ USD 1,968 $ 1,969,456
CarMax Auto Owner Trust:
Series 2019-1, Class A2A, 3.02%, 07/15/22 154 154,652
Series 2020-1, Class A2, 1.87%, 04/17/23 6,583 6,636,064
Series 2020-3, Class A2A, 0.49%, 06/15/23 7,470 7,480,053
Series 2020-3, Class A2B, (LIBOR USD 1
Month + 0.25%), 0.40%, 06/15/23
(a)
.. 1,820 1,821,592
Series 2020-4, Class A2, 0.31%, 01/16/24 16,920 16,917,697
Ford Credit Auto Lease Trust, Series 2020-B,
Class A2A, 0.50%, 12/15/22 ......... 25,670 25,700,583
Ford Credit Auto Owner Trust, Series 2020-B,
Class A2, 0.50%, 02/15/23 .......... 9,680 9,690,134
Honda Auto Receivables Owner Trust:
Series 2019-1, Class A2, 2.75%, 09/20/21 1,245 1,246,776
Series 2020-2, Class A2, 0.74%, 11/15/22 4,760 4,773,125
Series 2020-3, Class A2, 0.27%, 02/21/23 13,990 13,994,098
USAA Auto Owner Trust, Series 2019-1, Class
A2, 2.26%, 02/15/22 .............. 1,473 1,475,214
Total Asset-Backed Securities — 1.7%
(Cost: $91,734,992) .............................. 91,859,444
Corporate Bonds — 35.1%
Aerospace & Defense — 0.1%
Raytheon Technologies Corp., 2.80%,
03/15/22
(b)
.................... 4,000 4,116,423
Auto Components — 0.0%
Toyota Industries Corp., 3.11%, 03/12/22
(b)
. 2,559 2,642,212
Automobiles — 1.3%
(b)
BMW US Capital LLC:
3.10%, 04/12/21 ................. 2,435 2,463,806
(LIBOR USD 3 Month + 0.50%), 0.75%,
08/13/21
(a)
................... 11,200 11,221,734
2.70%, 04/06/22 ................. 5,000 5,147,359
2.95%, 04/14/22 ................. 9,000 9,322,032
Daimler Finance North America LLC:
2.30%, 02/12/21 ................. 2,000 2,009,972
3.00%, 02/22/21 ................. 5,000 5,037,356
2.00%, 07/06/21 ................. 3,631 3,666,043
Hyundai Capital America:
(LIBOR USD 3 Month + 0.82%), 1.07%,
03/12/21
(a)
................... 1,000 999,856
2.38%, 02/10/23 ................. 12,340 12,687,514
Volkswagen Group of America Finance LLC:
3.88%, 11/13/20 ................. 10,750 10,760,648
(LIBOR USD 3 Month + 0.86%), 1.08%,
09/24/21
(a)
................... 5,215 5,239,208
2.50%, 09/24/21 ................. 665 676,714
69,232,242
Banks — 12.8%
ABN AMRO Bank NV
(b)
:
(LIBOR USD 3 Month + 0.41%), 0.63%,
01/19/21
(a)
................... 8,400 8,406,284
2.65%, 01/19/21 ................. 21,670 21,779,330
(LIBOR USD 3 Month + 0.57%), 0.82%,
08/27/21
(a)
................... 1,000 1,003,880
ANZ New Zealand Int'l Ltd., 2.75%, 01/22/21
(b)
10,508 10,564,210
Australia & New Zealand Banking Group Ltd.:
(LIBOR USD 3 Month + 0.32%), 0.56%,
11/09/20
(a)(b)
.................. 1,500 1,500,081
2.25%, 11/09/20 ................. 2,425 2,425,829
2.70%, 11/16/20 ................. 7,130 7,136,132
Security
Par (000)
Par (000) Value
Banks (continued)
4.88%, 01/12/21
(b)
................ USD 3,000 $ 3,026,045
(LIBOR USD 3 Month + 0.87%), 1.13%,
11/23/21
(a)(b)
.................. 8,000 8,067,678
2.63%, 05/19/22 ................. 1,000 1,035,828
(LIBOR USD 3 Month + 0.58%), 0.82%,
11/09/22
(a)(b)
.................. 10,500 10,578,437
Bank of America Corp.:
5.88%, 01/05/21 ................. 14,050 14,185,309
5.00%, 05/13/21 ................. 10,000 10,247,334
(LIBOR USD 3 Month + 0.37%), 2.74%,
01/23/22
(a)
................... 1,817 1,826,458
Bank of Nova Scotia (The):
(LIBOR USD 3 Month + 0.29%), 0.52%,
01/08/21
(a)
................... 2,500 2,501,281
2.50%, 01/08/21 ................. 1,256 1,261,152
Banque Federative du Credit Mutuel SA,
1.96%, 07/21/21
(b)
............... 8,000 8,093,132
Barclays Bank plc, (LIBOR USD 3 Month +
0.30%), 1.75%, 12/14/20
(a)
.......... 7,000 7,008,625
BNP Paribas SA, 5.00%, 01/15/21 ...... 41,996 42,397,062
BNZ International Funding Ltd.
(b)
:
2.75%, 03/02/21 ................. 2,085 2,102,190
2.10%, 09/14/21 ................. 1,500 1,523,454
2.90%, 02/21/22 ................. 5,300 5,471,442
Canadian Imperial Bank of Commerce:
(LIBOR USD 3 Month + 0.32%), 0.57%,
02/02/21
(a)
................... 13,500 13,508,840
2.70%, 02/02/21 ................. 2,400 2,414,805
Capital One NA, 2.95%, 07/23/21 ....... 5,673 5,768,509
Citibank NA:
(LIBOR USD 3 Month + 0.35%), 0.61%,
02/12/21
(a)
................... 3,550 3,552,343
2.85%, 02/12/21 ................. 8,700 8,744,525
(LIBOR USD 3 Month + 0.57%), 0.78%,
07/23/21
(a)
................... 1,000 1,002,837
(LIBOR USD 3 Month + 0.53%), 3.16%,
02/19/22
(a)
................... 18,193 18,344,115
3.16%, 02/19/22
(a)
................ 2,000 2,016,612
(LIBOR USD 3 Month + 0.60%), 2.84%,
05/20/22
(a)
................... 4,380 4,438,749
Citigroup, Inc.:
2.70%, 03/30/21 ................. 1,000 1,009,840
(SOFR + 0.87%), 0.96%, 11/04/22
(a)
.... 5,000 5,021,016
(SOFR + 0.87%), 2.31%, 11/04/22
(a)
.... 4,000 4,072,316
Commonwealth Bank of Australia:
2.40%, 11/02/20 ................. 1,900 1,900,000
2.20%, 11/09/20
(b)
................ 6,000 6,002,012
2.55%, 03/15/21 ................. 6,990 7,052,859
Cooperatieve Rabobank UA:
4.50%, 01/11/21 ................. 19,000 19,152,066
2.50%, 01/19/21 ................. 5,500 5,527,140
3.13%, 04/26/21 ................. 4,800 4,866,330
2.75%, 01/10/22 ................. 3,790 3,900,309
Credit Agricole SA, 2.38%, 07/01/21
(b)
.... 5,000 5,066,781
DNB Bank ASA
(b)
:
2.38%, 06/02/21 ................. 2,439 2,469,055
(LIBOR USD 3 Month + 0.62%), 0.86%,
12/02/22
(a)
................... 7,000 7,054,233
2.15%, 12/02/22 ................. 13,000 13,453,797
Fifth Third Bank NA, 1.80%, 01/30/23 .... 6,840 7,034,468
HSBC Bank plc, 4.75%, 01/19/21
(b)
...... 1,000 1,009,257
HSBC Holdings plc:
(LIBOR USD 3 Month + 2.24%), 2.49%,
03/08/21
(a)
................... 2,500 2,518,763
5.10%, 04/05/21 ................. 3,000 3,059,221

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
2.95%, 05/25/21 ................. USD 11,000 $ 11,150,820
2.65%, 01/05/22 ................. 4,000 4,099,542
JPMorgan Chase & Co., (LIBOR USD 3 Month
+ 0.61%), 3.51%, 06/18/22
(a)
........ 13,500 13,755,316
Lloyds Bank plc:
6.38%, 01/21/21 ................. 3,500 3,545,604
3.30%, 05/07/21 ................. 1,000 1,016,041
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21 ................. 2,946 3,016,513
3.00%, 02/22/22 ................. 3,661 3,781,529
MUFG Bank Ltd., 2.85%, 09/08/21
(b)
..... 2,000 2,042,359
MUFG Union Bank NA, 3.15%, 04/01/22 ... 3,625 3,756,578
National Australia Bank Ltd.:
2.50%, 01/12/21 ................. 1,000 1,003,920
2.63%, 01/14/21 ................. 10,837 10,889,239
1.88%, 07/12/21 ................. 3,000 3,035,140
3.38%, 09/20/21 ................. 2,872 2,949,544
(LIBOR USD 3 Month + 0.41%), 0.66%,
12/13/22
(a)(b)
.................. 6,000 6,023,655
1.88%, 12/13/22 ................. 10,830 11,166,305
Nordea Bank Abp
(b)
:
4.88%, 01/14/21 ................. 9,400 9,482,703
1.00%, 06/09/23 ................. 4,255 4,312,754
Santander UK plc:
(LIBOR USD 3 Month + 0.30%), 0.55%,
11/03/20
(a)
................... 500 500,000
2.13%, 11/03/20 ................. 22,578 22,578,000
3.40%, 06/01/21 ................. 9,000 9,158,310
2.10%, 01/13/23 ................. 3,560 3,674,696
Skandinaviska Enskilda Banken AB:
(LIBOR USD 3 Month + 0.72%), 0.97%,
12/01/20
(a)(b)
.................. 3,000 3,001,445
2.63%, 03/15/21 ................. 8,655 8,732,076
(LIBOR USD 3 Month + 0.43%), 0.71%,
05/17/21
(a)(b)
.................. 2,000 2,004,263
3.25%, 05/17/21
(b)
................ 1,500 1,522,653
3.05%, 03/25/22
(b)
................ 9,275 9,611,226
(LIBOR USD 3 Month + 0.65%), 0.89%,
12/12/22
(a)(b)
.................. 4,000 4,036,622
2.20%, 12/12/22
(b)
................ 4,740 4,914,079
Societe Generale SA
(b)
:
2.50%, 04/08/21 ................. 9,725 9,811,923
5.20%, 04/15/21 ................. 1,429 1,460,520
Sumitomo Mitsui Banking Corp., 3.20%,
07/18/22 ..................... 2,500 2,615,201
Sumitomo Mitsui Trust Bank Ltd., 0.80%,
09/12/23
(b)
.................... 30,306 30,419,064
Svenska Handelsbanken AB:
2.45%, 03/30/21 ................. 2,283 2,303,488
3.35%, 05/24/21 ................. 1,190 1,210,615
0.63%, 06/30/23
(b)
................ 6,425 6,445,558
Swedbank AB
(b)
:
1.30%, 06/02/23 ................. 10,725 10,916,411
0.60%, 09/25/23 ................. 12,000 11,981,400
Toronto-Dominion Bank (The):
(LIBOR USD 3 Month + 0.43%), 0.68%,
06/11/21
(a)
................... 1,500 1,503,847
3.25%, 06/11/21 ................. 10,000 10,185,133
Truist Bank, 1.25%, 03/09/23 .......... 20,000 20,371,906
Truist Financial Corp.:
2.15%, 02/01/21 ................. 9,387 9,415,736
3.95%, 03/22/22 ................. 1,243 1,299,037
US Bank NA, (LIBOR USD 3 Month + 0.44%),
0.70%, 05/23/22
(a)
............... 6,080 6,111,190
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co.:
(LIBOR USD 3 Month + 1.34%), 1.59%,
03/04/21
(a)
................... USD 2,000 $ 2,008,937
2.50%, 03/04/21 ................. 3,157 3,180,709
4.60%, 04/01/21 ................. 7,000 7,124,126
(LIBOR USD 3 Month + 1.03%), 1.24%,
07/26/21
(a)
................... 2,595 2,611,790
2.10%, 07/26/21 ................. 2,435 2,466,856
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.51%), 0.73%,
10/22/21
(a)
................... 1,500 1,505,989
3.63%, 10/22/21 ................. 5,000 5,146,720
(LIBOR USD 3 Month + 0.61%), 2.90%,
05/27/22
(a)
................... 3,000 3,042,490
(LIBOR USD 3 Month + 0.66%), 0.90%,
09/09/22
(a)
................... 20,000 20,089,000
Westpac Banking Corp.:
2.60%, 11/23/20 ................. 17,613 17,636,453
2.00%, 08/19/21 ................. 7,967 8,075,869
2.00%, 01/13/23 ................. 5,345 5,532,132
701,335,003
Beverages — 0.0%
PepsiCo, Inc., 0.75%, 05/01/23 ........ 2,475 2,499,810
Biotechnology — 1.8%
AbbVie, Inc.:
2.30%, 05/14/21 ................. 35,106 35,409,163
(LIBOR USD 3 Month + 0.35%), 0.60%,
05/21/21
(a)(b)
.................. 12,000 12,011,701
2.15%, 11/19/21
(b)
................ 15,000 15,269,636
5.00%, 12/15/21
(b)
................ 3,000 3,114,784
3.45%, 03/15/22
(b)
................ 4,000 4,141,079
Gilead Sciences, Inc.:
(LIBOR USD 3 Month + 0.15%), 0.37%,
09/17/21
(a)
................... 16,920 16,930,064
0.75%, 09/29/23 ................. 11,695 11,722,556
98,598,983
Capital Markets — 3.8%
Credit Suisse AG:
2.10%, 11/12/21 ................. 9,250 9,412,743
(SOFR + 0.45%), 0.54%, 02/04/22
(a)
... 16,000 16,014,230
2.80%, 04/08/22 ................. 6,000 6,209,585
1.00%, 05/05/23 ................. 5,000 5,061,767
Goldman Sachs Group, Inc. (The):
2.60%, 12/27/20 ................. 22,880 22,957,260
2.88%, 02/25/21 ................. 13,000 13,076,915
2.35%, 11/15/21 ................. 7,726 7,731,114
ING Bank NV
(b)
:
2.75%, 03/22/21 ................. 1,330 1,342,931
2.05%, 08/15/21 ................. 4,684 4,748,917
Macquarie Bank Ltd.
(b)
:
2.85%, 01/15/21 ................. 9,743 9,792,824
(LIBOR USD 3 Month + 0.45%), 0.71%,
11/24/21
(a)
................... 26,000 26,101,575
2.10%, 10/17/22 ................. 12,850 13,247,523
Morgan Stanley:
(LIBOR USD 3 Month + 1.40%), 1.61%,
04/21/21
(a)
................... 2,000 2,012,332
2.50%, 04/21/21 ................. 7,000 7,070,160
(SOFR + 0.83%), 0.92%, 06/10/22
(a)
... 10,000 10,026,000
(SOFR + 0.70%), 0.79%, 01/20/23
(a)
... 31,308 31,395,287
UBS AG
(b)
:
(LIBOR USD 3 Month + 0.48%), 0.73%,
12/01/20
(a)
................... 5,000 5,000,450

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.45%, 12/01/20 ................. USD 16,060 $ 16,060,836
207,262,449
Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21
(b)
. 3,197 3,235,784
Consumer Finance — 4.8%
American Express Co., 3.00%, 02/22/21 ... 4,267 4,292,912
American Express Credit Corp., 2.25%,
05/05/21 ..................... 12,408 12,511,314
American Honda Finance Corp.:
3.15%, 01/08/21 ................. 1,405 1,412,036
2.65%, 02/12/21 ................. 3,000 3,018,387
(LIBOR USD 3 Month + 0.35%), 0.60%,
06/11/21
(a)
................... 6,645 6,657,958
(LIBOR USD 3 Month + 0.12%), 0.33%,
01/21/22
(a)
................... 5,000 4,999,270
2.20%, 06/27/22 ................. 10,500 10,808,771
0.40%, 10/21/22 ................. 6,000 5,999,415
0.65%, 09/08/23 ................. 26,000 26,083,241
(LIBOR USD 3 Month + 0.42%), 0.67%,
09/08/23
(a)
................... 5,790 5,805,524
Caterpillar Financial Services Corp.:
(LIBOR USD 3 Month + 0.30%), 0.55%,
03/08/21
(a)
................... 13,000 13,013,857
Series I, 2.65%, 05/17/21 ........... 5,000 5,064,287
(LIBOR USD 3 Month + 0.20%), 0.46%,
11/12/21
(a)
................... 10,000 10,015,130
(LIBOR USD 3 Month + 0.22%), 0.45%,
01/06/22
(a)
................... 2,145 2,147,450
0.95%, 05/13/22 ................. 16,000 16,144,755
(LIBOR USD 3 Month + 0.74%), 0.99%,
05/13/22
(a)
................... 5,000 5,052,928
1.95%, 11/18/22 ................. 6,645 6,850,079
Harley-Davidson Financial Services, Inc.,
2.85%, 01/15/21
(b)
............... 2,100 2,105,088
John Deere Capital Corp., 0.55%, 07/05/22 . 15,350 15,418,565
PACCAR Financial Corp., 0.80%, 06/08/23 . 3,515 3,543,623
Toyota Motor Credit Corp.:
3.05%, 01/08/21 ................. 1,220 1,226,269
(LIBOR USD 3 Month + 0.13%), 0.38%,
08/13/21
(a)
................... 18,675 18,688,626
(LIBOR USD 3 Month + 0.29%), 0.51%,
10/07/21
(a)
................... 22,000 22,045,895
(LIBOR USD 3 Month + 0.15%), 0.41%,
02/14/22
(a)
................... 21,790 21,794,283
0.45%, 07/22/22 ................. 5,410 5,425,833
0.35%, 10/14/22 ................. 18,000 18,002,880
(SOFR + 0.34%), 0.44%, 10/14/22
(a)
... 18,000 18,007,020
266,135,396
Electric Utilities — 1.9%
Duke Energy Corp., 3.55%, 09/15/21 ..... 3,000 3,059,962
Duke Energy Florida LLC, Series A, (LIBOR
USD 3 Month + 0.25%), 0.48%, 11/26/21
(a)
2,000 2,002,405
Duke Energy Progress LLC, Series A, (LIBOR
USD 3 Month + 0.18%), 0.43%, 02/18/22
(a)
10,000 10,001,817
Florida Power & Light Co., (LIBOR USD 3
Month + 0.38%), 0.60%, 07/28/23
(a)
.... 12,550 12,555,936
NextEra Energy Capital Holdings, Inc.:
(LIBOR USD 3 Month + 0.48%), 0.73%,
05/04/21
(a)
................... 40,250 40,324,463
2.40%, 09/01/21 ................. 6,070 6,174,091
2.90%, 04/01/22 ................. 2,225 2,301,240
PPL Electric Utilities Corp., (LIBOR USD 3
Month + 0.25%), 0.47%, 09/28/23
(a)
.... 10,450 10,455,222
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Xcel Energy, Inc.:
2.40%, 03/15/21 ................. USD 7,238 $ 7,280,982
0.50%, 10/15/23 ................. 9,450 9,454,604
103,610,722
Energy Equipment & Services — 0.1%
Schlumberger Finance Canada Ltd.
(b)
:
2.20%, 11/20/20 ................. 2,500 2,502,207
2.65%, 11/20/22 ................. 3,500 3,617,484
6,119,691
Entertainment — 0.1%
Walt Disney Co. (The), (LIBOR USD 3 Month +
0.25%), 0.50%, 09/01/21
(a)
.......... 6,000 6,010,501
Health Care Equipment & Supplies — 0.0%
Baxter International, Inc., 1.70%, 08/15/21 . 2,845 2,872,779
Industrial Conglomerates — 0.8%
Honeywell International, Inc.:
0.48%, 08/19/22 ................. 28,000 28,042,257
(LIBOR USD 3 Month + 0.23%), 0.50%,
08/19/22
(a)
................... 13,070 13,086,840
Roper Technologies, Inc., 0.45%, 08/15/22 . 2,795 2,799,576
43,928,673
Insurance — 2.4%
(b)
Jackson National Life Global Funding, (SOFR +
0.60%), 0.68%, 01/06/23
(a)
.......... 36,000 36,070,835
MassMutual Global Funding II:
2.00%, 04/15/21 ................. 9,802 9,880,881
0.85%, 06/09/23 ................. 8,472 8,553,339
Met Tower Global Funding, (SOFR + 0.55%),
0.63%, 01/17/23
(a)
............... 20,060 20,149,546
Metropolitan Life Global Funding I
(a)
:
(SOFR + 0.35%), 0.43%, 09/08/22 ..... 27,000 27,035,186
(SOFR + 0.57%), 0.66%, 01/13/23 ..... 24,390 24,490,730
Protective Life Global Funding, 0.63%,
10/13/23 ..................... 5,670 5,679,857
Suncorp-Metway Ltd., 2.38%, 11/09/20 .... 1,970 1,970,693
133,831,067
IT Services — 0.3%
International Business Machines Corp., (LIBOR
USD 3 Month + 0.40%), 0.65%, 05/13/21
(a)
17,000 17,032,249
Machinery — 0.0%
Illinois Tool Works, Inc., 3.38%, 09/15/21 .. 2,250 2,292,680
Multi-Utilities — 1.0%
Dominion Energy, Inc., Series D, (LIBOR USD
3 Month + 0.53%), 0.77%, 09/15/23
(a)
... 34,725 34,812,189
WEC Energy Group, Inc., 0.55%, 09/15/23 . 18,610 18,664,700
53,476,889
Oil, Gas & Consumable Fuels — 1.7%
BP Capital Markets plc, (LIBOR USD 3 Month +
0.25%), 0.51%, 11/24/20
(a)
.......... 22,000 22,004,620
Chevron Corp., 1.14%, 05/11/23 ........ 5,135 5,226,095
Chevron USA, Inc., (LIBOR USD 3 Month +
0.20%), 0.46%, 08/11/23
(a)
.......... 40,515 40,562,779
Enterprise Products Operating LLC:
2.80%, 02/15/21 ................. 4,415 4,447,815
2.85%, 04/15/21 ................. 9,000 9,079,160
3.50%, 02/01/22 ................. 11,000 11,414,382
92,734,851
Pharmaceuticals — 0.4%
AstraZeneca plc, 2.38%, 11/16/20 ....... 4,798 4,801,886
Bristol-Myers Squibb Co., 2.55%, 05/14/21 . 8,647 8,752,316

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Sanofi, 4.00%, 03/29/21 ............. USD 9,000 $ 9,137,520
22,691,722
Road & Rail — 0.1%
Ryder System, Inc., 3.50%, 06/01/21 ..... 3,799 3,866,764
Semiconductors & Semiconductor Equipment — 0.4%
Lam Research Corp., 2.80%, 06/15/21 .... 19,373 19,632,324
Software — 0.1%
Oracle Corp., 1.90%, 09/15/21 ......... 5,000 5,062,777
Thrifts & Mortgage Finance — 0.7%
BPCE SA:
2.75%, 12/02/21 ................. 8,938 9,167,483
(SOFR + 0.44%), 0.53%, 02/17/22
(a)(b)
.. 13,500 13,508,806
Nationwide Building Society, 2.00%, 01/27/23
(b)
14,515 14,945,079
37,621,368
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., (LIBOR USD 3
Month + 0.60%), 0.83%, 03/22/22
(a)
.... 23,755 23,889,548
Total Corporate Bonds — 35.1%
(Cost: $1,918,176,667) ........................... 1,929,732,907
Foreign Government Obligations — 0.5%
South Korea — 0.5%
Korea Development Bank (The)
(a)
:
(SOFR + 0.55%), 0.63%, 03/21/22
(b)
... 12,500 12,508,683
(LIBOR USD 3 Month + 0.35%), 0.62%,
02/18/23 .................... 16,690 16,664,386
29,173,069
Total Foreign Government Obligations — 0.5%
(Cost: $29,190,000) .............................. 29,173,069
Shares
Shares
Investment Companies — 1.4%
BlackRock Liquid Environmentally Aware Fund
*
77,251,759 77,313,561
Total Investment Companies — 1.4%
(Cost: $77,273,344) .............................. 77,313,561
Par (000)
Par (000)
Municipal Bonds — 2.6%
California - 0.3%
California Health Facilities Financing Authority,
Series 2020, RB, 0.42%, 06/01/22 ..... 2,000 1,999,700
Los Angeles Unified School District, Series
2020C, GO, 1.35%, 01/01/21
(c)
........ 8,695 8,708,912
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9042, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.33%, 11/05/20
(b)(d)(e)
.............. 3,155 3,155,000
13,863,612
Connecticut - 0.0%
State of Connecticut, Series 2000A, GO,
3.00%, 07/01/21 ................. 2,360 2,398,043
Hawaii - 0.2%
State of Hawaii:
Series 2020GB, GO, 0.43%, 10/01/22 ... 4,945 4,952,368
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2020GB, GO, 0.57%, 10/01/23 ... USD 3,800 $ 3,807,372
8,759,740
Michigan - 0.0%
Michigan Finance Authority, Series 2019-T, RB,
2.03%, 12/01/20 ................. 550 550,677
New York - 0.7%
City of New York:
Series 2021, Sub-Series A-2, GO,
0.31%, 08/01/21 ............... 15,170 15,146,638
Series 2021, Sub-Series B-2, GO,
0.40%, 11/01/21 ............... 6,300 6,290,991
Long Island Power Authority:
Series 2020C, RB, 0.66%, 03/01/22 .... 755 755,604
Series 2020C, RB, 0.76%, 03/01/23 .... 2,860 2,862,860
Port Authority of New York & New Jersey,
Series 2020AAA, RB, 1.09%, 07/01/23 .. 14,140 14,300,348
39,356,441
Other - 1.3%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(d)(e)
Series 2020-MIZ9030, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/02/20 ............... 14,855 14,855,000
Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/02/20 ............... 6,780 6,780,000
Series 2020-MIZ9032, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/02/20 ............... 13,000 13,000,000
Series 2020-MIZ9035, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/02/20 ............... 22,680 22,680,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(d)(e)
Series 2020-013, RB, VRDN (Barclays Bank
plc LOC), 0.20%, 11/05/20 ........ 3,000 3,000,000
Series 2020-11, RB, VRDN (Barclays Bank
plc LOC), 0.50%, 11/05/20 ........ 10,125 10,125,000
70,440,000
Texas - 0.1%
City of Houston Airport System, Series 2020C,
RB, 0.88%, 07/01/22 .............. 810 809,806
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9046, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/02/20
(b)(d)(e)
.............. 6,050 6,050,000
6,859,806
Total Municipal Bonds — 2.6%
(Cost: $142,065,442) ............................. 142,228,319

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities — 0.3%
Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.,
0.40%, 08/18/23 ................. USD 15,000 $ 15,007,589
Total U.S. Government Sponsored Agency Securities — 0.3%
(Cost: $15,000,000) .............................. 15,007,589
Total Long-Term Investments — 41.6%
(Cost: $2,273,440,445) ........................... 2,285,314,889
Short-Term Securities — 58.2%
Certificates of Deposit — 24.9%
Domestic — 0.8%
(a)
Bank of America NA, (LIBOR USD 3 Month +
0.05%), 0.28%, 10/01/21 ............ 10,500 10,499,999
Goldman Sachs Bank USA, (SOFR + 0.43%),
0.52%, 02/26/21 ................. 6,000 6,006,738
Morgan Stanley Bank NA:
(US Federal Funds Effective Rate
(continuous series) + 0.55%),
0.64%, 02/19/21 ............... 6,200 6,207,830
(SOFR + 0.30%), 0.39%, 08/25/21 ..... 20,000 20,008,065
42,722,632
Euro — 2.1%
Credit Industriel et Commercial SA,
1.94%, 01/08/21
(f)
................ 12,000 11,997,644
DZ Bank AG, (LIBOR USD 3 Month + 0.20%),
0.48%, 02/17/22
(a)
................ 32,000 31,938,398
Mitsubishi UFJ Trust & Banking Corp.:
0.43%, 01/27/21 ................. 4,000 4,002,756
(LIBOR USD 1 Month + 0.14%),
0.29%, 02/18/21
(a)
.............. 6,000 6,000,803
0.26%, 05/10/21 ................. 8,000 8,000,554
National Westminster Bank plc,
0.31%, 03/26/21
(f)
................ 30,000 29,967,573
Standard Chartered Bank Fund LP,
0.43%, 08/27/21
(f)
................ 10,000 9,974,813
Swedbank AB, (LIBOR USD 3 Month + 0.04%),
0.30%, 08/20/21
(a)
................ 12,500 12,500,000
114,382,541
Yankee — 22.0%
(g)
Banco Santander SA, New York, (LIBOR USD
3 Month + 0.16%), 0.41%, 02/11/21
(a)
... 9,000 9,001,498
Bank of Montreal, Chicago:
1.25%, 01/11/21 ................. 12,000 12,026,071
(LIBOR USD 3 Month + 0.10%),
0.36%, 02/12/21
(a)
.............. 9,200 9,203,034
(LIBOR USD 3 Month + 0.05%),
0.29%, 08/10/21 - 10/06/21
(a)
....... 52,000 52,008,261
Bank of Nova Scotia, Houston
(a)
:
(LIBOR USD 3 Month + 0.10%),
0.34%, 02/08/21 ............... 5,000 5,001,727
(LIBOR USD 3 Month + 0.10%),
0.36%, 08/23/21 ............... 15,000 15,009,654
Barclays Bank plc, New York:
2.01%, 12/08/20 ................. 13,750 13,778,074
0.60%, 12/15/20 ................. 10,000 10,006,064
0.70%, 02/01/21 ................. 10,000 10,016,934
(LIBOR USD 1 Month + 0.42%),
0.57%, 02/19/21
(a)
.............. 11,000 11,009,779
1.25%, 03/03/21 ................. 10,000 10,035,980
0.45%, 03/15/21 ................. 10,000 10,009,014
Security
Par (000)
Par (000) Value
Yankee (continued)
Bayerische Landesbank, New York:
(LIBOR USD 3 Month + 0.18%),
0.40%, 01/28/21
(a)
.............. USD 23,100 $ 23,096,140
0.25%, 02/19/21 ................. 25,000 25,003,256
(LIBOR USD 3 Month + 0.47%),
0.72%, 02/03/22
(a)
.............. 25,000 25,037,506
BNP Paribas SA, New York, (LIBOR USD 3
Month + 0.25%), 0.50%, 02/01/21
(a)
.... 20,000 20,013,993
Canadian Imperial Bank of Commerce, New
York
(a)
:
(LIBOR USD 1 Month + 0.25%),
0.39%, 01/04/21 ............... 15,000 15,007,704
(LIBOR USD 3 Month + 0.14%),
0.35%, 07/23/21 ............... 15,000 15,014,068
(LIBOR USD 3 Month + 0.16%),
0.41%, 08/06/21 ............... 8,000 8,008,483
(LIBOR USD 3 Month + 0.05%),
0.28%, 11/08/21 ............... 15,000 15,000,000
Cooperatieve Rabobank UA, New York, (LIBOR
USD 3 Month + 0.05%), 0.27%, 10/20/21
(a)
15,000 15,000,000
Credit Agricole Corporate and Investment Bank
SA, New York
(a)
:
(LIBOR USD 3 Month + 0.27%),
0.49%, 01/11/21 - 11/15/21 ........ 21,000 21,012,732
(LIBOR USD 3 Month + 0.60%),
0.83%, 01/14/21 ............... 2,000 2,002,524
(LIBOR USD 3 Month + 0.21%),
0.45%, 07/15/21 ............... 11,000 11,013,125
(LIBOR USD 3 Month + 0.48%),
0.72%, 09/09/21 ............... 12,000 12,038,628
Credit Industriel et Commercial SA, New York:
0.40%, 02/26/21 ................. 12,000 12,009,504
(LIBOR USD 3 Month + 0.09%),
0.31%, 04/20/21
(a)
.............. 17,000 17,007,134
(LIBOR USD 3 Month + 0.17%),
0.41%, 06/09/21 - 06/18/21
(a)
....... 15,000 15,014,041
Credit Suisse AG, New York:
1.97%, 11/20/20 ................. 2,000 2,002,122
(LIBOR USD 3 Month + 0.16%),
0.39%, 12/11/20 - 11/16/21
(a)
....... 19,000 19,001,643
(LIBOR USD 3 Month + 0.23%),
0.45%, 12/30/20
(a)
.............. 5,000 5,001,661
0.50%, 04/01/21 ................. 10,000 10,012,253
(SOFR + 0.35%), 0.44%, 08/03/21
(a)
.... 10,000 10,011,592
0.34%, 11/01/21 ................. 20,000 20,003,848
DNB Bank ASA, New York, (LIBOR USD 3
Month + 0.22%), 0.44%, 07/19/21
(a)
.... 20,000 20,021,386
HSBC Bank USA NA, New York, (LIBOR USD 3
Month + 0.11%), 0.36%, 02/04/21
(a)
..... 8,000 8,001,819
Kookmin Bank, New York
(a)
:
(LIBOR USD 3 Month + 0.37%),
0.64%, 02/17/21 ............... 42,000 42,020,599
(LIBOR USD 3 Month + 0.50%),
0.72%, 07/22/21 ............... 10,000 10,019,532
(LIBOR USD 3 Month + 0.32%),
0.56%, 09/07/21 ............... 7,000 7,003,536
(LIBOR USD 3 Month + 0.30%),
0.52%, 10/22/21 ............... 9,000 9,002,616
Korea Development Bank, New York, (LIBOR
USD 3 Month + 0.37%), 0.60%, 07/14/21
(a)
13,500 13,502,825
Landesbank Baden-Wuerttemberg, New York,
0.27%, 01/11/21 ................. 30,000 30,003,701
Lloyds Bank Corporate Markets plc, New York:
2.03%, 12/18/20 ................. 5,500 5,513,967
1.93%, 01/06/21 ................. 7,000 7,022,891

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Yankee (continued)
(LIBOR USD 3 Month + 0.52%),
0.73%, 04/26/21
(a)
.............. USD 21,400 $ 21,448,565
0.56%, 04/27/21 ................. 7,000 7,010,094
(LIBOR USD 3 Month + 0.55%),
0.77%, 07/19/21
(a)
.............. 15,800 15,851,807
(LIBOR USD 3 Month + 0.10%),
0.35%, 09/15/21
(a)
.............. 10,000 9,998,269
Mizuho Bank Ltd., New York
(a)
:
(LIBOR USD 3 Month + 0.11%),
0.34%, 12/18/20 ............... 10,000 10,001,749
(LIBOR USD 1 Month + 0.16%),
0.31%, 02/01/21 ............... 14,000 14,002,539
MUFG Bank Ltd., New York:
(LIBOR USD 3 Month + 0.50%),
0.71%, 01/25/21
(a)
.............. 1,000 1,001,083
(LIBOR USD 3 Month + 0.50%),
0.73%, 07/16/21
(a)
.............. 5,000 5,012,373
0.34%, 08/16/21 ................. 12,500 12,505,122
0.33%, 10/29/21 ................. 8,000 8,000,803
Natixis SA, New York, 1.93%, 11/12/20 .... 12,000 12,007,913
Nordea Bank Abp, New York
(a)
:
(LIBOR USD 3 Month + 0.29%),
0.54%, 02/05/21 ............... 8,000 8,006,744
(LIBOR USD 3 Month + 0.32%),
0.57%, 05/05/21 ............... 6,000 6,007,440
(LIBOR USD 3 Month + 0.26%),
0.48%, 01/07/22 ............... 9,000 9,018,022
(LIBOR USD 3 Month + 0.23%),
0.45%, 01/28/22 ............... 9,000 9,014,461
(LIBOR USD 3 Month + 0.12%),
0.37%, 02/28/22 ............... 20,000 20,005,285
Royal Bank of Canada, New York:
(LIBOR USD 3 Month + 0.45%),
0.66%, 04/23/21
(a)
.............. 5,000 5,010,917
0.43%, 07/26/21 ................. 8,000 8,021,240
(LIBOR USD 3 Month + 0.05%),
0.28%, 10/08/21
(a)
.............. 35,000 34,999,998
Standard Chartered Bank, New York:
(LIBOR USD 3 Month + 0.28%),
0.53%, 11/06/20
(a)
.............. 10,000 10,000,266
0.30%, 02/12/21 ................. 48,000 48,013,273
(LIBOR USD 3 Month + 0.10%),
0.32%, 04/28/21
(a)
.............. 10,000 10,000,000
(LIBOR USD 3 Month + 0.15%),
0.40%, 08/24/21
(a)
.............. 14,250 14,255,749
Sumitomo Mitsui Banking Corp., New York:
(LIBOR USD 3 Month + 0.39%),
0.65%, 02/12/21
(a)
.............. 12,000 12,013,192
(LIBOR USD 3 Month + 0.36%),
0.59%, 04/06/21
(a)
.............. 5,350 5,357,202
(LIBOR USD 3 Month + 0.36%),
0.64%, 05/13/21
(a)
.............. 9,000 9,012,979
(LIBOR USD 3 Month + 0.35%),
0.57%, 07/12/21
(a)
.............. 3,000 3,004,992
(LIBOR USD 3 Month + 0.44%),
0.69%, 09/10/21
(a)
.............. 7,000 7,014,292
(LIBOR USD 3 Month + 0.38%),
0.60%, 10/12/21 - 11/05/21
(a)
....... 17,000 17,024,777
(LIBOR USD 3 Month + 0.37%),
0.62%, 11/05/21
(a)
.............. 6,000 6,007,219
(LIBOR USD 3 Month + 0.35%),
0.61%, 11/12/21
(a)
.............. 5,000 5,005,110
0.70%, 07/15/22 ................. 12,000 12,007,945
Sumitomo Mitsui Trust Bank Ltd., New York:
0.43%, 11/12/20 ................. 10,000 10,001,155
0.21%, 11/16/20 ................. 4,000 4,000,189
Security
Par (000)
Par (000) Value
Yankee (continued)
(LIBOR USD 3 Month + 0.11%),
0.34%, 12/22/20
(a)
.............. USD 32,000 $ 32,006,093
Svenska Handelsbanken AB, New York
(a)
:
(LIBOR USD 1 Month + 0.25%),
0.39%, 01/04/21 ............... 15,000 15,006,329
(LIBOR USD 3 Month + 0.11%),
0.35%, 06/16/21 ............... 5,000 5,003,403
(LIBOR USD 3 Month + 0.26%),
0.49%, 01/06/22 ............... 15,500 15,523,672
Toronto-Dominion Bank, New York:
(LIBOR USD 3 Month + 0.40%),
0.61%, 04/26/21
(a)
.............. 4,000 4,008,114
0.43%, 07/28/21 - 08/03/21 .......... 20,000 20,031,592
0.40%, 08/16/21 ................. 8,000 8,011,157
(LIBOR USD 3 Month + 0.10%),
0.38%, 08/24/21
(a)
.............. 15,000 15,010,898
(LIBOR USD 3 Month + 0.07%),
0.30%, 10/08/21
(a)
.............. 22,000 21,999,999
UBS AG, Stamford:
1.55%, 01/06/21 ................. 20,000 20,052,709
1.38%, 04/16/21 ................. 10,000 10,053,434
Westpac Banking Corp., New York, (LIBOR
USD 3 Month + 0.15%), 0.39%, 12/09/20
(a)
15,000 15,002,698
1,207,883,781
Total Certificates of Deposit — 24.9%
(Cost: $1,363,944,884) ........................... 1,364,988,954
Commercial Paper — 30.2%
American Honda Finance Corp.
(f)
:
0.41%, 11/23/20 ................. 12,000 11,998,592
0.39%, 11/24/20 ................. 20,700 20,697,413
ANZ New Zealand International Ltd., 0.30%,
07/23/21
(a)
..................... 10,000 10,005,088
AT&T, Inc., 0.22%, 12/10/20
(f)
........... 14,500 14,495,095
Avangrid, Inc.
(f)
:
0.29%, 01/04/21 ................. 17,571 17,564,106
0.29%, 01/05/21 ................. 5,826 5,823,669
0.30%, 02/04/21 ................. 25,000 24,983,901
Barclays Bank plc
(b)(f)
:
1.85%, 01/28/21 ................. 3,000 2,998,350
0.39%, 02/09/21 ................. 10,000 9,994,220
BASF SE, 0.22%, 12/29/20
(f)
........... 20,000 19,994,667
Bedford Row Funding Corp.:
1.16%, 04/12/21
(f)
................ 10,000 9,992,028
(LIBOR USD 3 Month + 0.07%), 0.29%,
10/14/21
(a)
................... 15,000 14,999,999
Bennington Stark Capital Co. LLC, 0.16%,
11/05/20
(b)(f)
..................... 12,084 12,083,758
BPCE SA
(f)
:
1.06%, 12/01/20 ................. 12,000 11,998,752
2.04%, 12/23/20 ................. 10,000 9,997,915
0.30%, 05/13/21 ................. 14,000 13,980,663
0.40%, 06/16/21 ................. 4,000 3,993,410
0.47%, 07/01/21 ................. 10,000 9,982,174
Brookfield BRP Canada Corp.
(f)
:
0.34%, 12/01/20 ................. 15,000 14,997,453
0.34%, 12/08/20 ................. 4,000 3,999,151
0.38%, 12/10/20 ................. 10,050 10,047,745
0.36%, 12/15/20 ................. 15,700 15,695,968
Caisse d'Amortissement de la Dette Sociale
(b)(f)
:
0.48%, 06/15/21 ................. 18,000 17,976,972
0.37%, 07/23/21 ................. 6,000 5,985,006
Canadian Imperial Bank of Commerce, (LIBOR
USD 3 Month + 0.07%), 0.32%, 08/03/21
(a)
20,000 20,007,547

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Citigroup Global Markets, Inc., 0.26%,
06/04/21
(f)
...................... USD 10,000 $ 9,988,246
Coca-Cola Co. (The), 1.63%, 02/11/21
(f)
.... 10,000 9,997,631
Collateralized Commercial Paper FLEX Co.
LLC, (LIBOR USD 3 Month + 0.12%),
0.35%, 01/08/21
(a)
................ 5,000 5,000,824
DBS Bank Ltd., 0.40%, 04/01/21
(f)
........ 10,000 9,992,265
Dominion Energy, Inc.
(f)
:
0.18%, 11/03/20 ................. 14,000 13,999,766
0.30%, 11/16/20 ................. 13,750 13,748,864
DuPont de Nemours, Inc., 0.21%, 11/17/20
(f)
5,000 4,998,565
Electricite de France SA, 0.25%, 12/11/20
(f)
. 20,000 19,996,547
Enbridge US, Inc., 0.20%, 11/30/20
(f)
...... 10,000 9,998,355
Enel Finance America LLC
(f)
:
0.35%, 11/13/20 ................. 6,500 6,499,578
0.35%, 11/19/20 ................. 7,250 7,249,287
0.37%, 01/07/21 ................. 10,750 10,745,549
0.40%, 01/08/21 ................. 16,204 16,197,163
0.40%, 01/20/21 ................. 12,750 12,743,466
0.40%, 01/21/21 ................. 12,750 12,743,386
0.40%, 01/26/21 ................. 12,000 11,993,283
0.42%, 02/09/21 ................. 13,750 13,740,416
0.42%, 02/11/21 ................. 2,350 2,348,310
0.45%, 03/18/21 ................. 9,982 9,970,861
0.45%, 03/23/21 ................. 9,982 9,970,261
Engie SA, 0.26%, 12/10/20
(f)
........... 13,000 12,997,083
Fidelity National Information Services, Inc.
(f)
:
0.18%, 11/06/20 ................. 6,600 6,599,807
0.20%, 11/12/20 ................. 10,900 10,899,351
FMS Wertmanagement, 0.25%, 05/14/21
(f)
.. 23,300 23,277,800
Henkel of America, Inc., 0.45%, 02/05/21
(f)
.. 9,640 9,636,221
Hitachi Capital America Corp.
(f)
:
0.25%, 11/10/20 ................. 14,500 14,499,336
0.28%, 11/12/20 ................. 10,000 9,999,422
0.25%, 11/30/20 ................. 10,000 9,998,355
HSBC Bank plc:
(LIBOR USD 1 Month + 0.29%), 0.44%,
12/30/20
(a)
................... 15,000 15,006,939
0.20%, 01/07/21
(f)
................ 15,000 14,993,675
(LIBOR USD 3 Month + 0.26%), 0.50%,
06/09/21
(a)
................... 10,000 10,011,985
(LIBOR USD 3 Month + 0.22%), 0.44%,
07/20/21
(a)
................... 9,000 9,009,699
0.44%, 08/02/21
(f)
................ 15,000 14,969,870
(LIBOR USD 3 Month + 0.21%), 0.45%,
08/06/21
(a)
................... 10,000 10,009,843
(LIBOR USD 3 Month + 0.14%), 0.39%,
08/31/21
(a)
................... 10,000 10,003,294
(LIBOR USD 3 Month + 0.14%), 0.39%,
09/13/21
(a)
................... 7,000 6,999,999
HSBC USA, Inc., 0.55%, 12/23/20
(f)
...... 7,000 6,997,606
Hyundai Capital America, 0.30%, 01/20/21
(f)
. 4,000 3,996,128
Hyundai Motor Co., 0.30%, 01/19/21
(f)
..... 7,000 6,993,322
Intercontinental Exchange, Inc.
(f)
:
0.26%, 11/09/20 ................. 7,950 7,949,197
0.30%, 12/01/20 ................. 15,500 15,494,792
0.30%, 12/18/20 ................. 6,000 5,996,814
Ionic Capital II Trust
(f)
:
0.23%, 01/22/21 ................. 15,000 14,991,740
0.23%, 02/05/21 ................. 5,000 4,996,679
0.28%, 02/12/21 ................. 20,000 19,985,591
La Fayette Asset Securitization LLC, 0.42%,
01/19/21
(f)
...................... 11,500 11,495,058
Landesbank Baden-Wuerttemberg
(f)
:
0.27%, 01/19/21 ................. 25,000 24,987,963
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
0.27%, 02/01/21 ................. USD 18,750 $ 18,739,082
0.26%, 02/16/21 ................. 10,000 9,992,945
Lloyds Bank plc, (LIBOR USD 3 Month +
0.14%), 0.35%, 01/21/21
(a)
.......... 15,000 15,002,960
LVMH Moet Hennessy Louis Vuitton SE:
0.00%, 12/17/20 ................. 37,000 36,993,784
0.38%, 07/19/21
(f)
................ 10,000 9,985,008
0.38%, 07/27/21
(f)
................ 23,400 23,363,145
Macquarie Bank Ltd.:
(LIBOR USD 3 Month + 0.07%), 0.35%,
02/16/21
(a)
................... 10,000 10,000,572
0.22%, 04/08/21
(f)
................ 10,000 9,990,533
Mizuho Bank Ltd., 0.33%, 02/10/21
(f)
...... 7,000 6,995,914
Mont Blanc Capital Corp., 0.26%, 11/04/20
(f)
. 10,000 9,999,833
National Australia Bank Ltd.
(a)
:
(LIBOR USD 3 Month + 0.12%), 0.36%,
12/09/20 .................... 15,000 15,002,248
(LIBOR USD 3 Month + 0.12%), 0.35%,
07/08/21 .................... 8,000 8,005,719
National Bank of Canada, (LIBOR USD 3
Month + 0.05%), 0.30%, 08/11/21
(a)
..... 20,000 20,003,107
National Grid plc
(f)
:
0.28%, 01/05/21 ................. 26,250 26,239,496
0.30%, 01/25/21 ................. 10,000 9,994,490
Nationwide Building Society, 0.15%, 11/16/20
(b)
(f)
............................ 34,000 33,997,608
Nissan Motor Acceptance Corp., 1.94%,
11/04/20
(f)
...................... 10,000 9,998,860
Nutrien Ltd.
(f)
:
0.50%, 11/05/20 ................. 10,000 9,999,678
0.26%, 11/10/20 ................. 7,500 7,499,519
0.20%, 11/23/20 ................. 10,500 10,498,698
0.22%, 12/02/20 ................. 15,000 14,997,360
Reckitt Benckiser Treasury Services plc,
0.19%, 12/14/20
(f)
................ 10,000 9,997,313
Rogers Communications, Inc., 0.55%,
08/26/21
(f)
...................... 7,285 7,257,499
Royal Bank of Canada, 0.65%, 05/03/21
(f)
.. 8,000 7,994,532
Salisbury Receivables Co. LLC:
0.36%, 02/08/21
(f)
................ 10,000 9,991,696
(SOFR + 0.30%), 0.39%, 02/19/21
(a)
... 13,000 13,004,564
Shell International Finance BV
(f)
:
1.16%, 02/26/21 ................. 8,000 7,994,024
0.50%, 06/09/21 ................. 21,200 21,165,225
0.52%, 06/22/21 ................. 25,000 24,955,611
0.40%, 07/08/21 ................. 10,000 9,979,920
Societe Generale SA, (LIBOR USD 3 Month +
0.33%), 0.58%, 06/08/21
(a)
.......... 13,000 13,015,503
Suncor Energy, Inc.
(f)
:
0.41%, 11/04/20 ................. 5,303 5,302,890
0.40%, 11/09/20 ................. 4,000 3,999,824
0.39%, 11/10/20 ................. 4,800 4,799,765
0.30%, 12/08/20 ................. 25,500 25,494,586
0.30%, 12/11/20 ................. 9,000 8,997,921
0.27%, 01/07/21 ................. 14,700 14,693,914
0.32%, 01/14/21 ................. 10,000 9,995,334
0.31%, 01/22/21 ................. 10,000 9,994,727
Swedbank AB, 0.30%, 04/15/21
(f)
........ 10,000 9,989,980
Telstra Corp. Ltd.
(f)
:
0.30%, 12/18/20 ................. 15,550 15,545,576
1.28%, 12/21/20 ................. 21,240 21,233,496
Toyota Motor Credit Corp., 0.35%, 01/14/21
(f)
20,000 19,993,836
TransCanada PipeLines Ltd.
(f)
:
0.23%, 11/12/20 ................. 7,000 6,999,583
0.22%, 12/01/20 ................. 4,100 4,099,304

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
0.27%, 12/08/20 ................. USD 9,750 $ 9,747,930
0.33%, 01/05/21 ................. 4,200 4,198,319
0.33%, 01/06/21 ................. 7,140 7,137,100
0.32%, 01/07/21 ................. 8,210 8,206,601
0.30%, 01/15/21 ................. 10,600 10,594,990
0.35%, 01/25/21 ................. 12,150 12,143,305
UBS AG
(a)
:
(LIBOR USD 3 Month + 0.18%), 0.40%,
06/23/21 .................... 12,000 12,006,574
(LIBOR USD 3 Month + 0.17%), 0.40%,
07/09/21 .................... 8,000 8,003,996
(LIBOR USD 3 Month + 0.12%), 0.36%,
10/14/21 .................... 22,000 21,999,998
VW Credit, Inc., 2.04%, 01/29/21
(f)
....... 18,500 18,489,198
Walt Disney Co. (The), 0.48%, 02/19/21
(f)
... 10,000 9,990,947
Waste Management, Inc.
(f)
:
0.40%, 08/09/21 ................. 25,000 24,931,019
0.45%, 09/10/21 ................. 50,500 50,343,134
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Western Union Co. (The), 0.20%, 11/02/20
(f)
. USD 17,000 $ 16,999,739
Total Commercial Paper — 30.2%
(Cost: $1,656,799,801) ........................... 1,657,603,866
Shares
Shares
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(h)*
.................. 8,861,149 8,861,149
Total Money Market Funds — 0.2%
(Cost: $8,861,149) .............................. 8,861,149
Total Repurchase Agreements — 2.9%
(Cost: $160,500,000) ............................. 160,500,000
Total Short-Term Securities — 58.2%
(Cost: $3,190,105,834) ........................... 3,191,953,969
Total Investments — 99.8%
(Cost: $5,463,546,279 ) ........................... 5,477,268,858
Other Assets Less Liabilities — 0.2% ................... 10,278,922
Net Assets — 100.0% .............................. $ 5,487,547,780
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
When-issued security.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Issuer is a U.S. branch of a foreign domiciled bank.
(h)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 73,350,982 $ — $ (64,489,833) $ — $ — $ 8,861,149 8,861,149 $ 11,315 $ —
BlackRock Liquid Environmentally
Aware Fund ............ 77,283,705 45,304 — — (15,448) 77,313,561 77,251,759 33,653 —
$ — $ (15,448) $ 86,174,710 $ 44,968 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. .... 0.68%
(a)
10/31/20 12/17/20 $ 1,000 $ 1,000 $ 1,000,888
Corporate/Debt
Obligation, 6.38%, due
01/23/45 .......... $ 1,414,000 $ 1,100,738
0.78
(a)
10/31/20 01/06/21 4,000 4,000 4,005,807
Corporate/Debt
Obligation, 6.38%, due
01/23/45 .......... 5,653,000 4,400,618
$ – $ –
$ 5,000 $ 5,501,356
$ – $ –
Citigroup Global Markets,
Inc. ............ 0.52
(a)
10/31/20 01/03/21 16,000 16,000 16,014,688
Corporate/Debt
Obligations, 1.97% to
7.55%, due 08/01/28 to
03/01/57 .......... 14,897,913 17,120,001
0.56
(a)
10/31/20 02/02/21 6,000 6,000 6,008,842
Corporate/Debt
Obligations, 2.33% to
7.31%, due 06/01/30 to
03/01/57 .......... 5,571,322 6,420,001
$ – $ –
$ 22,000 $ 23,540,002
$ – $ –
Credit Suisse Securities
USA LLC ........ 0.77
(a)
10/31/20 02/05/21 27,000 27,000 27,055,708
Corporate/Debt
Obligations, 0.40% to
9.25%, due 03/01/21 to
10/20/45 .......... 190,489,249 31,050,000
$ – $ –
Mizuho Securities USA
LLC ............ 0.70
(a)
10/31/20 12/07/20 3,500 3,500 3,502,510
U.S. Treasury Obligation,
2.38%, due 05/15/29 . 3,114,800 3,570,036
0.76
(a)
10/31/20 02/01/21 14,000 14,000 14,027,645
U.S. Treasury Obligation,
3.00%, due 09/30/25 . 12,629,700 14,280,105
1.12 06/25/20 03/22/21 25,000 25,000 25,210,000
Corporate/Debt
Obligations, 0.29% to
5.51%, due 04/10/22 to
06/25/47 .......... 146,105,861 28,661,593
$ – $ –
$ 42,500 $ 46,511,734
$ – $ –
Wells Fargo Securities
LLC ............ 0.43 08/24/20 11/13/20 4,000 4,000 4,003,870
Corporate/Debt
Obligations, 1.37% to
4.83%, due 07/16/29 to
05/15/48 .......... 4,306,987 4,280,001
0.43 08/24/20 11/13/20 4,000 4,000 4,003,870
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
8.00%, due 08/15/22 to
06/01/50 .......... 4,019,834 4,310,622
0.45 08/19/20 11/19/20 12,000 12,000 12,013,800
U.S. Government
Sponsored Agency
Obligations, 0.00%, due
12/10/20 to 07/12/21 . 12,605,642 12,600,001
0.58 09/29/20 12/23/20 26,000 26,000 26,035,605
Corporate/Debt
Obligations, 0.12% to
4.50%, due 05/05/35 to
05/25/62 .......... 911,769,687 27,820,000
0.60 09/15/20 12/14/20 18,000 18,000 18,027,000
Corporate/Debt
Obligations, 1.00% to
3.89%, due 11/15/36 to
03/25/60 .......... 21,387,576 19,260,000
$ – $ –
$ 64,000 $ 68,270,624
$ – $ –
$ 160,500 $ 174,873,716
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Glossary of Terms Used in this Report
Currency
USD United States Dollar
Portfolio Abbreviations
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 91,859,444 $ — $ 91,859,444
Corporate Bonds ........................................ — 1,929,732,907 — 1,929,732,907
Foreign Government Obligations .............................. — 29,173,069 — 29,173,069
Investment Companies .................................... 77,313,561 — — 77,313,561
Municipal Bonds ......................................... — 142,228,319 — 142,228,319
U.S. Government Sponsored Agency Securities .................... — 15,007,589 — 15,007,589
Short-Term Securities:
Certificates of Deposit ..................................... — 1,364,988,954 — 1,364,988,954
Commercial Paper ....................................... — 1,657,603,866 — 1,657,603,866
Money Market Funds ...................................... 8,861,149 — — 8,861,149
Repurchase Agreements ................................... — 160,500,000 — 160,500,000
$ 86,174,710 $ 5,391,094,148 $ — $ 5,477,268,858